Schedule of expected undiscounted settlement values of the liabilities (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	R$ 901,273
[custom:UndiscountedSettlementValueLiabilitiesDebentures-0]	531,233
[custom:UndiscountedSettlementValueLiabilitiesSuppliers-0]	3,353
[custom:UndiscountedSettlementValueLiabilities4-0]	1,435,859
Less Than 1 Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilities-0]	3,345
One To Three Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilities-0]	19,683
Three Months To One Year [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilities-0]	925,076
One To Five Years [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilities-0]	487,755
Over Five Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilities-0]	(0)
Loans And Financing [Member] | Less Than 1 Month [Member]
IfrsStatementLineItems [Line Items]
Expected undiscounted settlement values of the liabilities
Loans And Financing [Member] | One To Three Month [Member]
IfrsStatementLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	19,661
Loans And Financing [Member] | Three Months To One Year [Member]
IfrsStatementLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	393,857
[custom:UndiscountedSettlementValueLiabilitiesDebentures-0]	531,219
Loans And Financing [Member] | One To Five Years [Member]
IfrsStatementLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	487,755
Loans And Financing [Member] | Over Five Month [Member]
IfrsStatementLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	(0)
Changes in Actuarial Assets | Less Than 1 Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesDebentures-0]	14
Changes in Actuarial Assets | One To Three Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesDebentures-0]	(0)
Changes in Actuarial Assets | One To Five Years [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesDebentures-0]
Changes in Actuarial Assets | Over Five Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesDebentures-0]	(0)
Suppliers [Member] | Less Than 1 Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesSuppliers-0]	3,331
Suppliers [Member] | One To Three Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesSuppliers-0]	22
Suppliers [Member] | Three Months To One Year [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesSuppliers-0]	(0)
Suppliers [Member] | One To Five Years [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesSuppliers-0]	(0)
Suppliers [Member] | Over Five Month [Member]
IfrsStatementLineItems [Line Items]
[custom:UndiscountedSettlementValueLiabilitiesSuppliers-0]	R$ (0)